EQUITY	6 Months Ended
Jun. 30, 2026
EQUITY.
EQUITY

NOTE 5: — EQUITY

a.	Composition of share capital:

		Issued and		Issued and
	Authorized	outstanding	Authorized	outstanding

	June 30, 2026		December 31, 2025
	(unaudited)
Ordinary shares of $0.00001 par value per share	350,000,000	52,073,485	350,000,000	51,376,890
Preferred shares of $0.00001 par value per share	1,000,000	—	1,000,000	—

b.	Movement in issued and outstanding share capital:

Number of shares
Balance as of January 1, 2026	51,376,890
Issuance of ordinary shares	10,000
Vested RSU’s	487,977
Exercise of options for ordinary shares	198,618
Balance as of June 30, 2026	52,073,485

c.	Rights attached to shares:

The holders of ordinary shares are entitled to receive dividends only when, as and if declared by the Board of Directors and are entitled to one vote per share at general meetings of the Company. All ordinary shares rank equally regarding the Company’s residual assets.